REVENUE AND DEFERRED REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
REVENUE AND DEFERRED REVENUE

NOTE 12 – REVENUE AND DEFERRED REVENUE

	September 30, 2023	September 30, 2022
Software development	$584,037	$568,605
Software license	201,562	212,819
Software supports	38,464	42,440
Cloud hosting	41,237	60,059
Others	8,440	6,963
	$873,740	$890,886

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	September 30, 2023	September 30, 2022
Revenue recognized over time	$672,178	$678,067
Revenue recognized at a point of time	201,562	212,819
	$873,740	$890,886

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2023

(Expressed in Canadian dollars)

(Unaudited)

NOTE 12 – REVENUE AND DEFERRED REVENUE (continued)

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

	September 30, 2023	December 31, 2022
Deferred revenue, beginning	$219,068	$30,046
Customer payments received attributable to contract liabilities for unearned revenue	17,500	263,404
Revenue recognized from fulfilling contract liabilities	218,710	74,381
Deferred revenue, ending	$17,858	$219,068

The Company derives significant revenues from one customer, which exceeds 10% of total revenues. Revenues earned from that customer were 82% of total revenues for the period ended September 30, 2023 (Nine months ended September 30, 2022 – 85%)

NOTE 16 – REVENUE AND DEFERRED REVENUE

The Company has derived its revenue from the sources as summarized in the following:

	December 31, 2022	December 31, 2021
Software development	$761,166	$725,862
Software license	213,749	208,625
Software supports	71,460	196,703
Cloud hosting	67,334	72,945
Others	9,363	13,324
	$1,123,072	$1,217,459

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	December 31, 2022	December 31, 2021
Revenue recognized over time	$909,323	$1,008,834
Revenue recognized at a point of time	213,749	208,625
	$1,123,072	$1,217,459

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue during the years ended December 31 are as follows:

	December 31, 2022	December 31, 2021
Deferred revenue, beginning	$30,046	$107,865
Customer payments received attributable to contract liabilities for unearned revenue	263,404	64,434
Revenue recognized from fulfilling contract liabilities	74,381	142,253
Deferred revenue, ending	$219,068	$30,046

The Company derives significant revenues from one customer. During the year ended December 31, 2022, revenue from this customer were 83% (2021 - 80%) of total revenue. The trade receivable outstanding as at December 31, 2022, and 2021 are due from this customer.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2022 and 2021

(Expressed in Canadian dollars, unless otherwise noted)